Filed electronically with the Securities and Exchange Commission on
                                 March 3, 2004

                                                              File No. 333-43815
                                                              File No. 811-08599

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /_/

                           Pre-Effective Amendment No.                       /_/
                         Post-Effective Amendment No. 13                     /X/
                                     And/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /_/

                                Amendment No. 14                             /X/

                              SCUDDER EQUITY TRUST
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, IL 60606
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2572
                                                           --------------
                   John Millette, Vice President and Secretary
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and Address of Agent for Service)

                         Copy to: Cathy G. O'Kelly, Esq.
                              David A. Sturms, Esq.
                     Vedder, Price, Kaufman & Kammholz, P.C.
                            222 North LaSalle Street
                                Chicago, IL 60601

It is proposed that this filing will become effective (check appropriate box):

/X/   Immediately upon filing pursuant to paragraph (b)
/_/   60 days after filing pursuant to paragraph (a) (1)
/_/   75 days after filing pursuant to paragraph (a) (2)
/_/   On ___________________ pursuant to paragraph (b)
/_/   On ___________________ pursuant to paragraph (a) (1)
/_/   On __________________ pursuant to paragraph (a) (2) of Rule 485
/_/   On __________________ pursuant to paragraph (a) (3) of Rule 485

      If appropriate, check the following box:
/_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                EXPLANATORY NOTE

The sole purpose of filing Post-Effective Amendment No. 13 to the Registration Statement of Scudder Equity Trust is to update certain information in Part C of the Registration Statement. The Prospectus and Statement of Additional Information for Scudder-Dreman Financial Services Fund, a series of Scudder Equity Trust, filed with the Securities and Exchange Commission on February 27, 2004 in Post-Effective Amendment No. 12 (Accession Number 0000088053-04-000146) are incorporated by reference into this Post-Effective Amendment.

                              SCUDDER EQUITY TRUST
                            PART C. OTHER INFORMATION

   Item 23.      Exhibits.
   --------      ---------
                   (a)(1)                   Declaration of Trust dated January 6, 1998 is incorporated by reference to
                                            Pre-Effective Amendment No. 1 to the Registration Statement.

                   (a)(2)                   Certificate of Amendment of Declaration of Trust dated November 29, 2000 is incorporated by reference to Post-Effective Amendment No. 12 to the
                                            Registration Statement.

                   (a)(3)                   Certificate of Amendment of Declaration of Trust dated May 23, 2001 is incorporated by reference to Post-Effective Amendment No. 7 to the
                                            Registration Statement.

                   (b)(1)                   By-laws are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement.

                 (b)(1)(a)                  Amendment to the By-Laws dated November 29, 2000 is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

                   (b)(2)                   Amendment to the By-Laws of Scudder Equity Trust dated November 20, 2002 is incorporated by reference to Post-Effective Amendment No. 8 to the
                                            Registration Statement.

                   (b)(3)                   Amendment to the By-Laws of Scudder Equity Trust dated January 9, 2004 is incorporated by reference to Post-Effective Amendment No. 12 to the
                                            Registration Statement.

                    (c)                     Inapplicable.

                   (d)(1)                   Investment Management Agreement between the Registrant, on behalf of
                                            Kemper-Dreman Financial Services Fund, and Scudder Kemper Investments, Inc.
                                            dated September 7, 1998 is incorporated by reference to Post-Effective
                                            Amendment No. 2 to the Registration Statement.

                   (d)(2)                   Sub-Advisory Agreement between the Registrant, on behalf of Kemper-Dreman
                                            Financial Services Fund, and Dreman Value Management, L.L.C. dated September
                                            7, 1998 is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement.

                   (d)(3)                   Investment Management Agreement between the Registrant, on behalf of
                                            Scudder-Dreman Financial Services Fund, and Deutsche Investment Management
                                            Americas Inc., dated April 5, 2002 is incorporated by reference to
                                            Post-Effective Amendment No. 11 to the Registration Statement.


                                       2

                   (d)(4)                   Sub-Advisory Agreement between the Registrant, on behalf of Scudder-Dreman
                                            Financial Services Fund, and Dreman Value Management, L.L.C. dated April 5,
                                            2002 is incorporated by reference to Post-Effective Amendment No. 11 to the
                                            Registration Statement.

                   (d)(5)                   Amendment to the Sub-Advisory Agreement between the Registrant, on behalf of
                                            Scudder-Dreman Financial Services Fund, and Dreman Value Management, L.L.C.
                                            dated April 23, 2003 is incorporated by reference to Post-Effective
                                            Amendment No. 12 to the Registration Statement.

                   (e)(1)                   Underwriting and Distribution Services Agreement between the Registrant and
                                            Kemper Distributors, Inc. dated October 1, 1999 is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

                   (e)(2)                   Underwriting and Distribution Services Agreement between the Registrant, on behalf of Scudder-Dreman Financial Services Fund, and Scudder Distributors,
                                            Inc., dated April 5, 2002 is incorporated by reference to Post-Effective
                                            Amendment No. 11 to the Registration Statement.

                    (f)                     Inapplicable.

                   (g)(1)                   Custodian Agreement between the Registrant, on behalf of Kemper-Dreman
                                            Financial Services Fund, and State Street Bank and Trust Company dated March
                                            9, 1998 is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement.

                   (g)(2)                   Amendment to Custody Contract between the Registrant and State Street Bank dated March 31, 1999 is incorporated by reference to Post-Effective
                                            Amendment No. 5 to the Registration Statement.

                   (g)(3)                   Amendment to Custodian Contract between the Registrant and State Street Bank and Trust Company dated July 2, 2001 is incorporated by reference to
                                            Post-Effective Amendment No. 7 to the Registration Statement.

                   (g)(4)                   Amendment to Custodian Contract between the Registrant and State Street Bank and Trust Company dated January 5, 2001 is incorporated by reference to
                                            Post-Effective Amendment No. 12 to the Registration Statement.

                   (g)(5)                   Amendment to Custodian Contract between the Registrant and State Street Bank and Trust Company (to be filed by amendment).

                   (h)(1)                   Agency Agreement between the Registrant, on behalf of Kemper-Dreman
                                            Financial Services Fund, and Kemper Service Company dated March 2, 1998 is incorporated by reference to Post-Effective Amendment No. 2 to the
                                            Registration Statement.

                                       3

                 (h)(1)(a)                  Supplement to Agency Agreement dated January 1, 1999 is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

                 (h)(1)(b)                  Amendment No.1 to the Agency Agreement between the Registrant and Scudder
                                            Investments Service Company, dated July 24, 2002 (filed herein).

                   (h)(2)                   Fund Accounting Services Agreement between Registrant on behalf of
                                            Kemper-Dreman Financial Services and Scudder Fund Accounting Corp. dated
                                            March 2, 1998 is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement.

                 (h)(2)(a)                  First Amendment to Fund Accounting Services Agreement between the Registrant on behalf of Scudder-Dreman Financial Services Fund, and Scudder Fund
                                            Accounting Corporation dated March 19, 2003 is incorporated by reference to
                                            Post-Effective Amendment No. 12 to the Registration Statement.

                   (h)(3)                   Administrative Services Agreement between the Registrant on behalf of
                                            Kemper-Dreman Financial Services Fund, and Kemper Distributors, Inc. dated
                                            March 2, 1998 is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement.

                 (h)(3)(a)                  Amended Fee Schedule For Administrative Services Agreement between the
                                            Registrant and Kemper Distributors, Inc. dated January 1, 2000 is incorporated by reference to Post-Effective Amendment No. 5 to the
                                            Registration Statement.

                   (h)(4)                   Administrative Services Agreement between the Registrant and Scudder
                                            Distributors, Inc. dated July 1, 2001 is incorporated by reference to
                                            Post-Effective Amendment No. 7 to the Registration Statement.

                    (i)                     Legal Opinion and Consent of Counsel is incorporated by reference to
                                            Post-Effective Amendment No. 11 to the Registration Statement.

                    (j)                     Consent of Independent Accountants is incorporated by reference to
                                            Post-Effective Amendment No. 12 to the Registration Statement.

                    (k)                     Inapplicable.

                    (l)                     Inapplicable.

                   (m)(1)                   Rule 12b-1 Plan between Kemper-Dreman Financial Services Fund (Class B
                                            Shares) and Kemper Distributors, Inc. dated August 1, 1998 is incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                            Statement.

                   (m)(2)                   Rule 12b-1 Plan between Kemper-Dreman Financial Services Fund (Class C
                                            Shares) and Kemper Distributors, Inc. dated August 1, 1998 is incorporated by reference to Post-Effective Amendment No. 2 to the


                                       4

                                            Registration Statement.

                   (m)(3)                   Rule 12b-1 Plan between Scudder-Dreman Financial Services Fund (Class A
                                            Shares) and Scudder Distributors, Inc. dated July 1, 2001 is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

                   (m)(4)                   Amended and Restated Rule 12b-1 Plan between Scudder-Dreman Financial
                                            Services Fund (Class B Shares) and Scudder Distributors, Inc. dated July 1,
                                            2001 is incorporated by reference to Post-Effective Amendment No. 7 to the
                                            Registration Statement.

                   (m)(5)                   Amended and Restated Rule 12b-1 Plan between Scudder-Dreman Financial
                                            Services Fund (Class C Shares) and Scudder Distributors, Inc. dated July 1,
                                            2001 is incorporated by reference to Post-Effective Amendment No. 7 to the
                                            Registration Statement.

                   (m)(6)                   Administrative Services Agreement between Scudder Equity Trust and Zurich
                                            Scudder Investments, Inc. dated July 1, 2001 is incorporated by reference to
                                            Post-Effective Amendment No. 5 to the Registration Statement.

                   (m)(7)                   Shareholder Services Agreement between the Registrant, on behalf of
                                            Scudder-Dreman Financial Services Fund, and Scudder Distributors, Inc.,
                                            dated July 1, 2001 is incorporated by reference to Post-Effective Amendment
                                            No. 11 to the Registration Statement.

                   (m)(8)                   Shareholder Services Agreement between the Registrant, on behalf of
                                            Scudder-Dreman Financial Services Fund, and Scudder Distributors, Inc.,
                                            dated April 5, 2002 is incorporated by reference to Post-Effective Amendment
                                            No. 11 to the Registration Statement.

                    (n)                     Amended and Restated Multi-Distribution System Plan (Rule 18f-3 Plan), dated
                                            November 20, 2002 (filed herein).

                   (p)(1)                   Code of Ethics for Scudder Funds, as of April 5, 2002 is incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement.

                   (p)(2)                   Code of Ethics for Deutsche Asset Management - U.S., effective September 3,
                                            2002 is incorporated by reference to Post-Effective Amendment No. 11 to the
                                            Registration Statement.

                   (p)(3)                   Code of Ethics for Deutsche Asset Management - U.S., dated January 1, 2004
                                            (filed herein).

                    (q)                     Powers of Attorney are incorporated by reference to Post-Effective Amendment
                                            No. 10 to the Registration Statement.

Item 24.          Persons Controlled by or under Common Control with Fund
--------          -------------------------------------------------------

                  None

Item 25.          Indemnification
--------          ---------------

                  Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  Each of the trustees who is not an "interested person" (as defined under the Investment Company Act of 1940) of Registrant (a "Non-interested Trustee") has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Agreement and Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

                  On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by
         Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

Item 26.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

                  During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.          Principal Underwriters
--------          ----------------------

         (a)

                  Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies other funds managed by Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc. and Investment Company Capital Corp.

         (b)

                  Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.


                                   (1)                                (2)                               (3)
                  Scudder Distributors, Inc.
                  Name and Principal                    Positions and Offices with            Positions and
                  Business Address                      Scudder Distributors, Inc.            Offices with Registrant
                  ----------------                      --------------------------            -----------------------

                  Thomas F. Eggers                      Chairman and Director                 None
                  345 Park Avenue
                  New York, NY 10154

                  Jonathan R. Baum                      Chief Executive Officer, President    None
                  345 Park Avenue                       and Director
                  New York, NY 10154

                  Michael L. Gallagher                  Vice President and Director           None
                  222 South Riverside Plaza
                  Chicago, IL  60606

                  John W. Edwards, Jr.                  Chief Financial Officer and Treasurer None
                  60 Wall St.
                  New York, NY  10005

                  C. Perry Moore                        Chief Operating Officer and Vice      None
                  222 South Riverside Plaza             President
                  Chicago, IL  60606

                  Caroline Pearson                      Secretary                             Assistant Secretary
                  Two International Place
                  Boston, MA  02110-4103



                                       7

                                   (1)                                (2)                               (3)
                  Scudder Distributors, Inc.
                  Name and Principal                    Positions and Offices with            Positions and
                  Business Address                      Scudder Distributors, Inc.            Offices with Registrant
                  ----------------                      --------------------------            -----------------------

                  Linda J. Wondrack                     Vice President and Chief Compliance   None
                  Two International Place               Officer
                  Boston, MA  02110-4103

                  David Edlin                           Vice President                        None
                  222 South Riverside Plaza
                  Chicago, IL  60606

                  Robert Froelich                       Vice President                        None
                  222 South Riverside Plaza
                  Chicago, IL  60606

                  M. Patrick Donovan                    Vice President                        None
                  Two International Place
                  Boston, MA  02110-4103

                  Kenneth P. Murphy                     Vice President                        Vice President
                  Two International Place
                  Boston, MA  02110-4103

                  Philip J. Collora                     Assistant Secretary                   Vice President and Assistant
                  222 South Riverside Plaza                                                   Secretary
                  Chicago, IL  60606

         (c)      Not applicable

Item 28.          Location of Accounts and Records
--------          --------------------------------

         Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Deutsche Investment Management Americas Inc., 222 South Riverside Plaza, Chicago, IL 60606. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Investments Service Company ("SISC"), 811 Main Street, Kansas City, Missouri 64105-2005.

Item 29.          Management Services
--------          -------------------

                  Inapplicable.

Item 30.          Undertakings
--------          ------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 3rd day of March, 2004.

                                SCUDDER EQUITY TRUST

                                By: /s/Richard T. Hale
                                    ------------------------
                                    Richard T. Hale
                                    Chief Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

   SIGNATURE                                   TITLE                                   DATE
   ---------                                   -----                                   ----

   /s/Richard T. Hale
   ------------------------------
   Richard T. Hale                             Trustee, Chairman and Chief             March 3, 2004
                                               Executive Officer
   /s/Charles A. Rizzo
   ------------------------------
   Charles A. Rizzo                            Treasurer                               March 3, 2004

   /s/John W. Ballantine
   --------------------------------------
   John W. Ballantine*                         Trustee                                 March 3, 2004

   /s/Lewis A. Burnham
   --------------------------------------
   Lewis A. Burnham*                           Trustee                                 March 3, 2004

   /s/Paul K. Freeman
   --------------------------------------
   Paul K. Freeman*                            Trustee                                 March 3, 2004

   /s/Donald L. Dunaway
   --------------------------------------
   Donald L. Dunaway*                          Trustee                                 March 3, 2004

   /s/James R. Edgar
   --------------------------------------
   James R. Edgar*                             Trustee                                 March 3, 2004

   /s/Robert B. Hoffman
   --------------------------------------
   Robert B. Hoffman*                          Trustee                                 March 3, 2004

   /s/Shirley D. Peterson
   --------------------------------------
   Shirley D. Peterson*                        Trustee                                 March 3, 2004

   /s/Fred B. Renwick
   --------------------------------------
   Fred B. Renwick*                            Trustee                                 March 3, 2004

   /s/John G. Weithers
   --------------------------------------
   John G. Weithers*                           Trustee                                 March 3, 2004


*By:  /s/Caroline Pearson
      -----------------------------
      Caroline Pearson**
      Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney contained in and incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement, as filed on February 28, 2002 and Post-Effective Amendment No. 10 to the Registration Statement, as filed on February 24, 2003.

                                                              File No. 333-43815
                                                              File No. 811-08599


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 13
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 14

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                              SCUDDER EQUITY TRUST

                              SCUDDER EQUITY TRUST

                                  EXHIBIT INDEX
                                    (h)(1)(b)
                                       (n)
                                     (p)(3)






                                       10